Financing Income (Expenses), Net - Schedule of Components of the Financing Income (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of the Financing Income [Abstract]
Revaluation income of derivative warrant liability	[1]	₪ 3,556	₪ 274	₪ 877
Income from exchange rate differences and other		78	197	458
Interest in respect of bank deposits		426	404	272
Adjustment to liability in respect of government grants	[2]	735	224
Total		₪ 4,795	₪ 1,099	₪ 1,607

[1]	See Note 13C4 above.
[2]	See Note 11 above.